Note 16 - Non-cash Transactions	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of non-cash transactions [text block]

16.       Non-Cash Transactions

Non-cash Financing and Investing Activities	2021 $	2020 $

Shares issued for exploration and evaluation assets	3,411,000	792,000
Shares issued for convertible loan	4,353,088	-
Warrants issued for finder’s fees	-	133,644
Shares issued for intangible asset	-	475,000
Exploration and evaluation expenditures included in accounts payable	152,564	4,224,680
Pilot plant expenditures included in accounts payable	225,265	2,132,234